Debt - November 2023 Convertible Notes (Details) - USD ($)			1 Months Ended		7 Months Ended	9 Months Ended
	Dec. 28, 2023	Dec. 13, 2023	Jul. 30, 2024	Dec. 31, 2023	Jul. 30, 2024	Sep. 30, 2023	Nov. 28, 2023
Debt
Proceeds from issuance of convertible notes payable					$ 16,500,000	$ 13,000,000
November 2023 Convertible Notes
Debt
Principal amount				$ 5,000,000.0			$ 2,000,000.0
Interest rate							8.00%
Interest			$ 50,600		$ 300,000
Delayed Draw Commitment
Debt
Right to issue additional convertible promissory notes							$ 6,000,000.0
Proceeds from issuance of convertible notes payable	$ 2,000,000.0	$ 1,000,000.0		$ 3,000,000.0